SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
A.	Basis of Presentation:
The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

Financial statement in U.S. dollars

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents and restricted cash

D.	Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

Restricted cash consists of deposits pledged to a bank that provided guarantee in connection with an operating lease.

Property and equipment

E.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Fair value of financial instruments

F.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, short term deposits, other current receivables, marketable equity securities, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

ASC 820, “Fair Value Measurements and Disclosures, (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact. The Company also considers assumptions that market participants would use when pricing the asset or liability, such as, inherent risk, transfer restrictions and risk of nonperformance. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s investment in equity securities is classified within Level 1 of the fair value hierarchy because its quoted price in active market.

Marketable equity securities

G.	Marketable equity securities:

In accordance with ASC 820, marketable equity securities classified as trading are recorded at fair value. The fair value is based on the current market value. Unrealized gains and losses before the securities are sold are reported in the statement of comprehensive loss as financial income or expenses, as appropriate.

Non-marketable equity securities

H.	Non-marketable equity securities:

In accordance with ASC 321, “investments — Equity Securities”, (“ASC 321”), equity investments without readily determinable fair value are carried at cost minus impairment, if any. When an observable price change in orderly transactions for the identical or a similar investment of the same issuer has occurred, the Company elects to carry those equity investments at fair value as of the date that the observable price change occurred.

Investment in affiliate Company

I.	Investment in affiliate Company:

Investment in ordinary shares of an entity in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control is accounted for using the equity method and is included as an investment in an affiliate company in the consolidated balance sheet. The Company records its share in undistributed earnings and losses since acquisition in the consolidated statements of operations.

The Company reviews its investment for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Leases

J.	Leases:

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Company’s consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. When the Company’s lease did not provide an implicit rate, the Company used its incremental borrowing rate in determining the present value of lease payments. The Company used the implicit rate when readily determinable. The operating lease ROU asset excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as cars, the Company accounts for the lease and non-lease components as a single lease component. Additionally, for certain equipment leases, the Company applies a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from short-term leases for facilities and equipment. Instead, the Company recognizes the lease payments in the consolidated statement of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Share-based compensation

K.	Share-based compensation:

The Company applies ASC 718-10, “Share-Based Payment,” (“ASC 718-10”), which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including share options granted under the Company’s incentive share option plan based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of share-based payment awards on the date of grant. The value of the portion of the share-based payment award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of comprehensive loss.

The Company accounts for share-based compensation expense based on estimated grant date fair value, using the Black-Scholes option-pricing model. The fair value is recognized as an expense in the consolidated financial statements over the requisite service periods. For performance-based grants, the Company recognizes compensation costs for grants that are expected to vest based on whether performance criteria are expected to be met. The determination of fair value and the timing of expense using option pricing models such as the Black-Scholes model require the input of subjective assumptions, including the expected term and the expected price volatility of the underlying share. The Company estimates the expected term assumption using the “simplified” method. In determining the Company’s expected share price volatility assumption, the Company reviews the historical and implied volatility of the Company’s Ordinary Shares.

The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term.

Basic and diluted net loss per share

L.	Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10, “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2022	2021	2020
Net loss	21,676	15,036	15,375
Basic and diluted loss per Ordinary Share (in USD)	(0.07)	(0.05)	(0.07)
Basic and diluted loss per ADS (in USD)	(0.35)	(0.25)	(0.35)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	322,817	321,356	219,913
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	64,563	64,271	43,983

Revenue recognition

M.	Revenue recognition:

The Company applies ASC 606 “Revenue from contracts with customers” (“ASC 606”). Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Research and development expenses, net

N.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred. Non-royalty-bearing grants for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses.